Income Tax: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Details [Abstract]
Income tax benefit based on Canadian tax rates	$ 5,386,423	$ 4,533,974
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	248,385	222,999
Non-deductible expenses	(1,040,629)	(1,712,121)
Change in valuation allowance and other	$ (4,594,179)	$ (3,044,852)